Investment In Unconsolidated Joint Venture (Schedule Of Purchase Price Allocation) (Details) - Atlanta Joint Venture [Member] - Aloft Hotel, Atlanta, Georgia [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Provision permitting seller to purchase surface parking lot at less than market prices, exercise period	10 years
Level 3 [Member]
Business Acquisition [Line Items]
Land	$ 13,025
Building, improvements, and vehicles	34,048
Furniture and equipment	2,667
Land option	(6,190)
Total purchase price	43,550
Debt originated at acquisition	33,750
Net cash	$ 9,800